UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION

			Washington,  D.C.     20549


				  FORM N-Q

		  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-03636
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                   The Guardian Variable Contract Funds, Inc.
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               (Exact name of registrant as specified in charter)


                      7 Hanover Square New York, N.Y. 10004
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               (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                       Thomas G. Sorell
     The Guardian Variable Contract      The Guardian Variable Contract
     Funds, Inc.			 Funds, Inc.
     7 Hanover Square                    7 Hanover Square
     New York, N.Y. 10004                New York, N.Y. 10004

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		(Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
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		Date of reporting period:  September 30, 2004
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

ITEM 1. SCHEDULE OF INVESTMENTS.



...   The Guardian Stock Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Common Stocks -- 98.3%
     Shares                                                 Value
------------------------------------------------------------------
Aerospace and Defense - 1.4%
        183,800   United Technologies Corp.       $     17,163,244

Air Freight and Logistics - 2.7%
        435,000   United Parcel Svc., Inc.              33,025,200

Beverages - 2.9%
        386,000   Coca-Cola Co.                         15,459,300
        413,100   PepsiCo., Inc.                        20,097,315
                                                        35,556,615

Biotechnology - 1.3%
        269,600   Amgen, Inc. *                         15,280,928

Capital Markets - 5.4%
        178,300   Goldman Sachs Group, Inc.             16,624,692
        193,400   Lehman Brothers Hldgs., Inc.          15,417,848
        381,000   Merrill Lynch & Co., Inc.             18,943,320
        358,100   State Street Corp.                    15,294,451
                                                        66,280,311

Commercial Banks - 4.6%
        467,500   Bank of America Corp.                 20,256,775
        139,700   M & T Bank Corp.                      13,369,290
        388,400   Wells Fargo & Co.                     23,160,292
                                                        56,786,357

Communications Equipment - 1.6%
      1,102,400   Cisco Systems, Inc. *                 19,953,440

Computers and Peripherals - 2.6%
        611,500   Dell, Inc. *                          21,769,400
        113,100   Int'l. Business Machines               9,697,194
                                                        31,466,594

Containers and Packaging - 0.7%
        386,600   Pactiv Corp. *                         8,988,450

Diversified Financial Services - 2.4%
        671,466   Citigroup, Inc.                       29,625,080

Diversified Telecommunication Services - 1.5%
        456,300   Verizon Comm.                         17,969,094

Electric Utilities - 0.5%
         88,600   FPL Group, Inc.                        6,053,152

Electronic Equipment and Instruments - 1.0%
        209,400   CDW Corp.                             12,151,482

Energy Equipment and Services - 1.4%
        220,600   Nabors Inds., Inc. *                  10,445,410
        160,200   Noble Corp. *                          7,200,990
                                                        17,646,400

Food and Staples Retailing - 2.7%
        279,000   Costco Wholesale Corp.                11,595,240
        412,800   Wal-Mart Stores, Inc.                 21,960,960
                                                        33,556,200

Food Products - 2.0%
        232,600   Bunge Ltd.                             9,299,348
        130,500   Hershey Foods Corp.                    6,095,655
        269,500   McCormick & Co., Inc.                  9,254,630
                                                        24,649,633

Gas Utilities - 0.8%
        489,100   NiSource, Inc.                        10,275,991

Health Care Equipment and Supplies - 4.3%
        291,300   Boston Scientific Corp. *             11,573,349
        134,300   C.R. Bard, Inc. *                      7,605,409
        128,100   Guidant Corp.                          8,459,724
        308,270   Hospira, Inc. *                        9,433,062
        294,700   Medtronic, Inc.                       15,294,930
                                                        52,366,474

Hotels, Restaurants and Leisure - 3.5%
        416,500   Carnival Corp.                        19,696,285
        727,800   Hilton Hotels Corp.                   13,711,752
        271,200   Int'l. Game Technology                 9,749,640
                                                        43,157,677

Household Products - 5.0%
        591,000   Colgate-Palmolive Co.                 26,701,380
        639,700   Procter & Gamble Co.                  34,620,564
                                                        61,321,944

Industrial Conglomerates - 6.4%
        222,200   3M Co.                                17,769,334
      1,805,400   General Electric Co.                  60,625,332
                                                        78,394,666

Information Technology Services - 1.3%
        378,600   First Data Corp.                      16,469,100

Insurance - 5.9%
        216,700   Ambac Financial Group, Inc.           17,325,165
        603,100   American Int'l. Group, Inc.           41,004,769
        193,700   Chubb Corp.                           13,613,236
                                                        71,943,170

Internet and Catalog Retail - 0.7%
        196,700   Amazon.com, Inc. *                     8,037,162

Machinery - 1.9%
        123,800   Caterpillar, Inc.                      9,959,710
        200,800   Deere & Co.                           12,961,640
                                                        22,921,350

Media - 2.6%
        191,000   Knight-Ridder, Inc.                   12,500,950
        558,900   Viacom, Inc.                          18,756,684
                                                        31,257,634

Metals and Mining - 2.4%
        358,200   Alcoa, Inc.                           12,031,938
        189,800   Phelps Dodge Corp.                    17,467,294
                                                        29,499,232

Multiline Retail - 0.7%
        335,400   Family Dollar Stores, Inc.             9,089,340

Multi-Utilities and Unregulated Power - 1.1%
        206,100   Dominion Resources, Inc.              13,448,025

Oil and Gas - 5.6%
        509,500   ChevronTexaco Corp.                   27,329,580
        176,400   Devon Energy Corp.                    12,526,164
        329,700   Exxon Mobil Corp.                     15,934,401
        221,400   Occidental Petroleum Corp.            12,382,902
                                                        68,173,047

Pharmaceuticals - 9.4%
        244,000   Abbott Laboratories                   10,335,840
        209,600   Forest Laboratories, Inc. *            9,427,808
        359,400   Johnson & Johnson                     20,245,002
      1,701,580   Pfizer, Inc.                          52,068,348
        610,600   Wyeth                                 22,836,440
                                                       114,913,438

Semiconductors and Semiconductor Equipment - 2.6%
        228,800   Analog Devices, Inc.                   8,872,864
      1,137,700   Intel Corp.                           22,822,262
                                                        31,695,126

Software - 6.2%
      1,811,700   Microsoft Corp.                       50,093,505
      2,257,400   Oracle Corp. *                        25,463,472
                                                        75,556,977

Specialty Retail - 2.2%
        526,500   Bed, Bath & Beyond, Inc. *            19,538,415
        280,600   PETsMART, Inc.                         7,966,234
                                                        27,504,649

Tobacco - 1.0%
        261,700   Altria Group, Inc.                    12,310,368

Total Common Stocks
(Cost $1,122,580,832)                             $  1,204,487,550

Repurchase Agreement - 1.3%

Principal
Amount                                                      Value
------------------------------------------------------------------
$    16,132,000   State Street Bank and Trust Co.
                  repurchase agreement,
                  dated 9/30/2004, maturity
                  value $16,132,807 at
                  1.80%, due 10/1/2004 (1)
                  (Cost $16,132,000)              $     16,132,000

Total Investments - 99.6%
(Cost $1,138,712,832)                                1,220,619,550
Cash, Receivables and Other Assets
Less Liabilities - 0.4%                                  4,932,694
Net Assets - 100%                                 $  1,225,552,244


*    Non-income producing security.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $  113,799,681
Gross unrealized depreciation .................       (31,892,963)
                                                   --------------
Net unrealized appreciation ...................    $   81,906,718
                                                   ==============
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------------------------------------------------------------------



...   The Guardian VC 500 Index Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Common Stocks -- 97.5%
     Shares                                                 Value
------------------------------------------------------------------
Aerospace and Defense - 2.0%
         15,041   Boeing Co.                      $        776,416
          3,298   General Dynamics Corp.                   336,726
          2,074   Goodrich Corp.                            65,041
         15,604   Honeywell Int'l., Inc.                   559,560
          7,403   Lockheed Martin Corp.                    412,939
          6,330   Northrop Grumman Corp.                   337,579
          6,852   Raytheon Co.                             260,239
          2,736   Rockwell Collins, Inc.                   101,615
          8,800   United Technologies Corp.                821,744
                                                         3,671,859

Air Freight and Logistics - 1.1%
          5,194   FedEx Corp.                              445,074
            930   Ryder Systems, Inc.                       43,747
         19,459   United Parcel Svc., Inc.               1,477,327
                                                         1,966,148

Airlines - 0.1%
          1,843   Delta Airlines, Inc. *                     6,064
         18,199   Southwest Airlines Co.                   247,870
                                                           253,934

Auto Components - 0.2%
          1,100   Cooper Tire & Rubber Co.                  22,187
          2,222   Dana Corp.                                39,307
         17,067   Delphi Corp.                             158,553
          2,622   Goodyear Tire & Rubber Co. *              28,160
          3,088   Johnson Controls, Inc.                   175,429
          1,955   Visteon Corp.                             15,621
                                                           439,257

Automobiles - 0.6%
         31,144   Ford Motor Co.                           437,573
          9,715   General Motors Corp.                     412,693
          5,221   Harley-Davidson, Inc.                    310,337
                                                         1,160,603

Beverages - 2.3%
            541   Adolph Coors Co.                          36,745
         13,362   Anheuser-Busch Cos., Inc.                667,432
          2,046   Brown-Forman Corp.                        93,707
         42,764   Coca-Cola Co.                          1,712,698
          8,124   Coca-Cola Enterprises, Inc.              153,543
         30,171   PepsiCo., Inc.                         1,467,819
          4,264   The Pepsi Bottling Group, Inc.           115,768
                                                         4,247,712

Biotechnology - 1.3%
         22,617   Amgen, Inc. *                          1,281,931
          3,176   Applera Corp.-Applied Biosystems
                  Group                                     59,931
          5,254   Biogen Idec, Inc. *                      321,387
          3,269   Chiron Corp. *                           144,490
          3,705   Genzyme Corp. *                          201,589
          7,400   Gilead Sciences, Inc. *                  276,612
          3,941   MedImmune, Inc. *                         93,402
                                                         2,379,342

Building Products - 0.2%
          3,957   American Standard Cos., Inc. *           153,967
          7,420   Masco Corp.                              256,212
                                                           410,179

Capital Markets - 2.7%
         13,570   Bank of New York, Inc.                   395,837
          1,876   Bear Stearns Cos., Inc.                  180,415
         22,577   Charles Schwab Corp.                     207,483
          6,100   E*TRADE Financial Corp. *                 69,662
          1,739   Federated Investors, Inc.                 49,457
          4,487   Franklin Resources, Inc.                 250,195
          8,002   Goldman Sachs Group, Inc.                746,106
          6,726   Janus Capital Group, Inc.                 91,541
          4,624   Lehman Brothers Hldgs., Inc.             368,625
          7,285   Mellon Financial Corp.                   201,722
         17,464   Merrill Lynch & Co., Inc.                868,310
         19,283   Morgan Stanley                           950,652
          3,863   Northern Trust Corp.                     157,610
          5,470   State Street Corp.                       233,624
          2,158   T. Rowe Price Group, Inc.                109,929
                                                         4,881,168

Chemicals - 1.6%
          3,869   Air Products & Chemicals, Inc.           210,396
         16,542   Dow Chemical Co.                         747,368
         18,905   E.I. Du Pont de Nemours & Co.            809,134
          1,156   Eastman Chemical Co.                      54,968
          4,704   Ecolab, Inc.                             147,894
          1,924   Engelhard Corp.                           54,545
            751   Great Lakes Chemical Corp.                19,226
          1,633   Hercules, Inc. *                          23,270
          1,417   Int'l. Flavors & Fragrances, Inc.         54,129
          4,507   Monsanto Co.                             164,145
          2,995   PPG Inds., Inc.                          183,534
          5,483   Praxair, Inc.                            234,343
          3,888   Rohm & Haas Co.                          167,067
          1,351   Sigma-Aldrich                             78,358
                                                         2,948,377

Commercial Banks - 5.8%
          5,364   AmSouth Bancorporation                   130,882
         71,466   Bank of America Corp.                  3,096,622
          9,234   BB&T Corp.                               366,497
          3,064   Comerica, Inc.                           181,848
         10,354   Fifth Third Bancorp                      509,624
          1,892   First Horizon Nat'l. Corp.                82,037
          3,598   Huntington Bancshares, Inc.               89,626
          7,242   KeyCorp                                  228,847
          2,000   M & T Bank Corp.                         191,400
          3,796   Marshall & Ilsley Corp.                  152,979
         10,447   National City Corp.                      403,463
          2,444   North Fork Bancorporation, Inc.          108,636
          4,705   PNC Financial Svcs. Group                254,541
          7,258   Regions Financial Corp.                  239,950
          5,186   SouthTrust Corp.                         216,049
          4,823   SunTrust Banks, Inc.                     339,587
          5,299   Synovus Financial Corp.                  138,569
         34,097   U.S. Bancorp                             985,403
         23,132   Wachovia Corp.                         1,086,047
         29,355   Wells Fargo & Co.                      1,750,439
          1,372   Zions Bancorporation                      83,747
                                                        10,636,793

Commercial Services and Supplies - 1.1%
          4,913   Allied Waste Inds., Inc. *                43,480
          2,958   Apollo Group, Inc. *                     217,028
          2,079   Avery Dennison Corp.                     136,757
         18,985   Cendant Corp.                            410,076
          3,041   Cintas Corp.                             127,844
          1,219   Deluxe Corp.                              50,003
          2,150   Equifax, Inc.                             56,674
          3,159   H & R Block, Inc.                        156,118
          1,670   Monster Worldwide, Inc. *                 41,149
          4,365   Pitney Bowes, Inc.                       192,497
          4,695   R.R. Donnelley & Sons Co.                147,047
          2,619   Robert Half Int'l., Inc.                  67,492
         11,422   Waste Management, Inc.                   312,277
                                                         1,958,442

Communications Equipment - 2.7%
         11,911   ADC Telecomm., Inc. *                     21,559
          3,629   Andrew Corp. *                            44,419
          6,957   Avaya, Inc. *                             96,981
          6,455   CIENA Corp. *                             12,781
        120,263   Cisco Systems, Inc. *                  2,176,760
          2,797   Comverse Technology, Inc. *               52,667
         22,263   Corning, Inc. *                          246,674
         27,463   JDS Uniphase Corp. *                      92,550
         72,571   Lucent Technologies, Inc. *              230,050
         42,305   Motorola, Inc.                           763,182
         27,268   QUALCOMM, Inc.                         1,064,543
          2,342   Scientific Atlanta, Inc.                  60,705
          6,153   Tellabs, Inc. *                           56,546
                                                         4,919,417

Computers and Peripherals - 3.6%
          6,549   Apple Computer, Inc. *                   253,774
         43,643   Dell, Inc. *                           1,553,691
         45,971   EMC Corp. *                              530,505
          4,846   Gateway, Inc. *                           23,988
         53,201   Hewlett Packard Co.                      997,519
         29,422   Int'l. Business Machines               2,522,642
          2,204   Lexmark Int'l. Group, Inc. *             185,158
              1   McDATA Corp. *                                 5
          1,466   NCR Corp. *                               72,699
          6,233   Network Appliance, Inc. *                143,359
          1,397   QLogic Corp. *                            41,365
         55,932   Sun Microsystems, Inc. *                 225,965
                                                         6,550,670

Construction and Engineering - 0.0%
          2,106   Fluor Corp.                               93,759

Construction Materials - 0.0%
          1,518   Vulcan Materials Co.                      77,342

Consumer Finance - 1.3%
         22,837   American Express Co.                   1,175,192
          4,124   Capital One Financial Corp.              304,764
         21,786   MBNA Corp.                               549,007
          4,322   Providian Financial Corp. *               67,164
          7,586   SLM Corp.                                338,335
                                                         2,434,462

Containers and Packaging - 0.2%
          1,698   Ball Corp.                                63,556
          2,984   Bemis Co., Inc.                           79,315
          2,370   Pactiv Corp. *                            55,103
          1,255   Sealed Air Corp. *                        58,169
            802   Temple-Inland, Inc.                       53,854
                                                           309,997

Distributors - 0.1%
          2,613   Genuine Parts Co.                        100,287

Diversified Financial Services - 3.7%
         89,038   Citigroup, Inc.                        3,928,357
         62,708   J.P. Morgan Chase & Co.                2,491,389
          2,324   Moody's Corp.                            170,233
          5,188   Principal Financial Group, Inc. *        186,612
                                                         6,776,591

Diversified Telecommunication Services - 3.0%
          5,102   ALLTEL Corp.                             280,151
         12,695   AT & T Corp.                             181,792
         32,063   BellSouth Corp.                          869,549
          2,122   CenturyTel, Inc.                          72,657
          4,221   Citizens Comm. Co.                        56,519
         32,677   Qwest Comm. Int'l., Inc. *               108,814
         57,053   SBC Comm., Inc.                        1,480,525
         23,682   Sprint Corp. (FON Group)                 476,719
         48,736   Verizon Comm.                          1,919,224
                                                         5,445,950

Electric Utilities - 2.0%
          1,880   Allegheny Energy, Inc. *                  30,005
          2,715   Ameren Corp.                             125,297
          6,474   American Electric Power, Inc.            206,909
          4,548   CenterPoint Energy, Inc.                  47,117
          3,156   CiNergy Corp.                            124,978
          3,764   Consolidated Edison, Inc.                158,239
          4,105   DTE Energy Co.                           173,190
          6,073   Edison Int'l.                            160,995
          3,852   Entergy Corp.                            233,470
         16,392   Exelon Corp.                             601,422
          5,251   FirstEnergy Corp.                        215,711
          3,106   FPL Group, Inc.                          212,202
          6,780   PG&E Corp. *                             206,112
          1,550   Pinnacle West Capital Corp. *             64,325
          2,808   PPL Corp.                                132,481
          4,078   Progress Energy, Inc.                    172,663
         13,384   Southern Co.                             401,252
          2,588   TECO Energy, Inc.                         35,016
          5,672   TXU Corp.                                271,802
          5,953   Xcel Energy, Inc.                        103,106
                                                         3,676,292

Electrical Equipment - 0.4%
          2,932   American Power Conversion Corp.           50,987
          1,394   Cooper Inds. Ltd.                         82,246
          7,195   Emerson Electric Co.                     445,299
          1,194   Power-One, Inc. *                          7,737
          2,779   Rockwell Automation, Inc.                107,547
                                                           693,816

Electronic Equipment and Instruments - 0.3%
          7,769   Agilent Technologies, Inc. *             167,577
          2,956   Jabil Circuit, Inc. *                     67,988
          2,894   Molex, Inc.                               86,299
          9,102   Sanmina-SCI Corp. *                       64,169
         12,321   Solectron Corp. *                         60,989
          3,432   Symbol Technologies, Inc.                 43,381
          1,335   Tektronix, Inc.                           44,389
                                                           534,792

Energy Equipment and Services - 1.0%
          2,344   B.J. Svcs. Co.                           122,849
          5,815   Baker Hughes, Inc.                       254,232
          7,481   Halliburton Co.                          252,035
          3,160   Nabors Inds., Inc. *                     149,626
          2,007   Noble Corp. *                             90,215
          5,402   Rowan Cos., Inc. *                       142,613
          9,779   Schlumberger Ltd.                        658,224
          5,170   Transocean, Inc. *                       184,982
                                                         1,854,776

Food and Staples Retailing - 3.3%
          6,087   Albertson's, Inc.                        145,662
          7,957   Costco Wholesale Corp.                   330,693
          6,646   CVS Corp.                                279,996
         16,796   Kroger Co. *                             260,674
          7,770   Safeway, Inc. *                          150,039
          2,000   Supervalu, Inc.                           55,100
         10,594   Sysco Corp.                              316,972
         73,945   Wal-Mart Stores, Inc.                  3,933,874
         16,680   Walgreen Co.                             597,644
          3,277   Winn-Dixie Stores, Inc.                   10,126
                                                         6,080,780

Food Products - 1.3%
         11,388   Archer-Daniels-Midland Co.               193,368
          7,064   Campbell Soup Co.                        185,713
          8,985   ConAgra Foods, Inc.                      231,004
          6,325   General Mills, Inc.                      283,992
          5,712   H.J. Heinz Co.                           205,746
          7,786   Hershey Foods Corp.                      363,684
          6,792   Kellogg Co.                              289,747
          2,128   McCormick & Co., Inc.                     73,076
         12,896   Sara Lee Corp.                           294,803
          4,322   W.M. Wrigley Jr. Co.                     273,626
                                                         2,394,759

Gas Utilities - 0.1%
          2,794   KeySpan Corp.                            109,525
            938   NICOR, Inc.                               34,425
          4,793   NiSource, Inc.                           100,701
            605   Peoples Energy Corp.                      25,216
                                                           269,867

Health Care Equipment and Supplies - 2.3%
            806   Bausch & Lomb, Inc.                       53,559
         10,086   Baxter Int'l., Inc.                      324,366
          4,439   Becton Dickinson & Co., Inc.             229,496
          3,938   Biomet, Inc.                             184,613
         14,275   Boston Scientific Corp. *                567,146
          1,542   C.R. Bard, Inc. *                         87,324
          1,900   Fisher Scientific Int'l., Inc. *         110,827
          5,027   Guidant Corp.                            331,983
          2,597   Hospira, Inc. *                           79,468
         20,640   Medtronic, Inc.                        1,071,216
            723   Millipore Corp. *                         34,596
          1,870   PerkinElmer, Inc.                         32,201
          3,145   St. Jude Medical, Inc. *                 236,724
          8,212   Stryker Corp.                            394,833
          2,490   Thermo Electron Corp. *                   67,280
          1,962   Waters Corp. *                            86,524
          4,170   Zimmer Hldgs., Inc. *                    329,597
                                                         4,221,753

Health Care Providers and Services - 2.0%
          2,623   Aetna, Inc. *                            262,116
          2,113   AmerisourceBergen Corp.                  113,489
          2,408   Anthem, Inc. *                           210,098
          7,468   Cardinal Health, Inc.                    326,874
          7,500   Caremark Rx, Inc. *                      240,525
          2,096   Cigna Corp.                              145,945
          1,219   Express Scripts, Inc. *                   79,649
          8,330   HCA, Inc.                                317,790
          4,134   Health Management Associates, Inc.        84,458
          2,535   Humana, Inc. *                            50,649
          4,244   IMS Health, Inc.                         101,516
          1,471   Manor Care, Inc.                          44,071
          5,159   McKesson Corp.                           132,328
          5,134   Medco Health Solutions, Inc. *           158,641
          1,848   Quest Diagnostics, Inc.                  163,031
          7,310   Tenet Healthcare Corp. *                  78,875
         10,650   UnitedHealth Group                       785,331
          3,245   Wellpoint Health Networks, Inc. *        341,017
                                                         3,636,403

Hotels, Restaurants and Leisure - 1.4%
         10,827   Carnival Corp.                           512,009
          2,562   Darden Restaurants, Inc.                  59,746
          1,671   Harrah's Entertainment, Inc.              88,529
          5,624   Hilton Hotels Corp.                      105,956
          5,884   Int'l. Game Technology                   211,530
          3,616   Marriott Int'l., Inc.                    187,887
         21,961   McDonald's Corp.                         615,567
          6,582   Starbucks Corp. *                        299,218
          5,283   Starwood Hotels & Resorts
                  Worldwide, Inc. *                        245,237
          1,730   Wendy's Int'l., Inc.                      58,128
          5,173   Yum! Brands, Inc.                        210,334
                                                         2,594,141

Household Durables - 0.5%
          1,205   Black & Decker Corp.                      93,315
          2,442   Centex Corp.                             123,223
          2,245   Fortune Brands, Inc.                     166,332
            745   KB Home                                   62,945
          2,928   Leggett & Platt, Inc.                     82,277
          1,166   Maytag Corp.                              21,419
          5,096   Newell Rubbermaid, Inc.                  102,124
          2,430   Pulte Homes, Inc.                        149,129
            873   Snap-On, Inc.                             24,060
          1,281   Stanley Works                             54,481
          1,020   Whirlpool Corp.                           61,292
                                                           940,597

Household Products - 1.9%
          3,445   Clorox Co.                               183,619
          9,118   Colgate-Palmolive Co.                    411,951
          8,429   Kimberly-Clark Corp.                     544,429
         44,790   Procter & Gamble Co.                   2,424,035
                                                         3,564,034

Industrial Conglomerates - 4.5%
         13,794   3M Co.                                 1,103,106
        175,753   General Electric Co.                   5,901,786
          2,366   Textron, Inc.                            152,063
         34,978   Tyco Int'l. Ltd.                       1,072,425
                                                         8,229,380

Information Technology Services - 1.2%
          2,300   Affiliated Computer Svcs., Inc. *        128,041
          9,913   Automatic Data Processing, Inc.          409,605
          3,266   Computer Sciences Corp. *                153,829
          2,590   Convergys Corp. *                         34,784
          8,214   Electronic Data Systems Corp.            159,269
         15,929   First Data Corp.                         692,911
          3,775   Fiserv, Inc. *                           131,596
          6,297   Paychex, Inc.                            189,855
          2,167   Sabre Hldgs. Corp.                        53,157
          5,126   SunGard Data Systems, Inc. *             121,845
          4,833   Unisys Corp. *                            49,877
                                                         2,124,769

Insurance - 4.5%
          4,624   ACE Ltd.                                 185,237
          8,897   AFLAC, Inc.                              348,851
         11,699   Allstate Corp.                           561,435
          2,084   Ambac Financial Group, Inc.              166,616
         45,103   American Int'l. Group, Inc.            3,066,553
          5,608   Aon Corp.                                161,174
          3,268   Chubb Corp.                              229,675
          4,643   Cincinnati Financial Corp.               191,384
          4,690   Hartford Financial Svcs. Group,
                  Inc.                                     290,452
          2,210   Jefferson-Pilot Corp.                    109,749
          2,755   Lincoln Nat'l. Corp.                     129,485
          3,221   Loews Corp.                              188,428
          8,551   Marsh & McLennan Cos., Inc.              391,294
          2,700   MBIA, Inc.                               157,167
         12,872   MetLife, Inc.                            497,503
          3,556   Progressive Corp.                        301,371
          9,477   Prudential Financial, Inc. *             445,798
          2,047   SAFECO Corp.                              93,446
         11,197   St. Paul Travelers Cos., Inc.            370,177
          1,782   Torchmark Corp.                           94,767
          4,910   UnumProvident Corp.                       77,038
          2,356   XL Capital Ltd.                          174,320
                                                         8,231,920

Internet and Catalog Retail - 0.6%
         11,574   eBay, Inc. *                           1,064,114

Internet Software and Services - 0.4%
         22,676   Yahoo! Inc. *                            768,943

Leisure Equipment and Products - 0.2%
          1,348   Brunswick Corp. *                         61,685
          4,363   Eastman Kodak Co.                        140,576
          2,589   Hasbro, Inc.                              48,673
          6,533   Mattel, Inc. *                           118,443
                                                           369,377

Machinery - 1.4%
          6,347   Caterpillar, Inc.                        510,616
            895   Crane Co.                                 25,883
            618   Cummins, Inc.                             45,664
          5,066   Danaher Corp.                            259,785
          3,966   Deere & Co.                              256,005
          3,432   Dover Corp.                              133,402
          2,646   Eaton Corp.                              167,783
          5,704   Illinois Tool Works, Inc.                531,442
          2,897   Ingersoll-Rand Co.                       196,909
          1,371   ITT Inds., Inc.                          109,666
          1,251   Navistar Int'l. Corp. *                   46,525
          3,049   PACCAR, Inc.                             210,747
          2,232   Pall Corp.                                54,639
          1,765   Parker-Hannifin Corp.                    103,888
                                                         2,652,954

Media - 3.4%
          9,954   Clear Channel Comm., Inc.                310,266
         39,788   Comcast Corp. - Class A *              1,123,613
          1,257   Dow Jones & Co., Inc.                     51,047
          4,613   Gannett Co., Inc.                        386,385
          7,803   Interpublic Group Cos., Inc. *            82,634
          1,544   Knight-Ridder, Inc.                      101,055
          3,262   McGraw-Hill Cos., Inc.                   259,949
            742   Meredith Corp.                            38,124
          3,273   New York Times Co.                       127,974
          3,111   Omnicom Group, Inc.                      227,289
         80,524   Time Warner, Inc. *                    1,299,657
          5,018   Tribune Co.                              206,491
          5,466   Univision Comm., Inc. *                  172,780
         31,475   Viacom, Inc.                           1,056,301
         34,616   Walt Disney Co. *                        780,591
                                                         6,224,156

Metals and Mining - 0.7%
         14,925   Alcoa, Inc.                              501,331
          1,206   Allegheny Technologies, Inc.              22,009
          3,191   Freeport-McMoran Copper & Gold,
                  Inc.                                     129,235
          7,104   Newmont Mining Corp.                     323,445
          1,169   Nucor Corp.                              106,812
          1,548   Phelps Dodge Corp.                       142,462
          1,988   United States Steel Corp.                 74,789
          1,280   Worthington Inds., Inc.                   27,328
                                                         1,327,411

Multiline Retail - 1.0%
          1,734   Big Lots, Inc. *                          21,207
          1,262   Dillards, Inc.                            24,912
          6,584   Dollar General Corp.                     132,668
          2,592   Family Dollar Stores, Inc.                70,243
          3,013   Federated Department Stores, Inc.        136,881
          5,398   J.C. Penney Co., Inc.                    190,441
          5,713   Kohl's Corp. *                           275,309
          5,409   May Department Stores Co.                138,633
          2,020   Nordstrom, Inc.                           77,245
          4,179   SearsRoebuck & Co.                       166,533
         15,146   Target Corp.                             685,356
                                                         1,919,428

Multi-Utilities and Unregulated Power - 0.7%
         10,360   AES Corp. *                              103,496
          5,634   Calpine Corp. *                           16,339
          2,152   CMS Energy Corp. *                        20,487
          2,458   Constellation Energy Group, Inc.          97,927
          5,457   Dominion Resources, Inc.                 356,069
         14,679   Duke Energy Corp.                        336,002
          5,523   Dynegy, Inc. *                            27,560
          3,884   Public Svc. Enterprise Group, Inc.       165,458
          3,894   Sempra Energy                            140,924
                                                         1,264,262

Office Electronics - 0.1%
         13,191   Xerox Corp. *                            185,729

Oil and Gas - 6.2%
          2,535   Amerada Hess Corp.                       225,615
          4,593   Anadarko Petroleum Corp.                 304,792
          5,496   Apache Corp.                             275,405
          1,031   Ashland, Inc.                             57,818
          6,900   Burlington Resources, Inc.               281,520
         36,624   ChevronTexaco Corp.                    1,964,511
         11,419   ConocoPhillips                           946,064
          3,948   Devon Energy Corp.                       280,348
         10,590   El Paso Corp.                             97,322
          1,737   EOG Resources, Inc.                      114,381
        112,565   Exxon Mobil Corp.                      5,440,266
          2,029   Kerr-McGee Corp.                         116,160
          2,245   Kinder Morgan, Inc.                      141,031
          5,386   Marathon Oil Corp.                       222,334
          6,729   Occidental Petroleum Corp.               376,353
          2,541   Sunoco, Inc.                             187,983
          4,076   Unocal Corp.                             175,268
          2,300   Valero Energy Corp.                      184,483
          9,325   Williams Cos., Inc.                      112,833
                                                        11,504,487

Paper and Forest Products - 0.5%
          4,327   Georgia-Pacific Corp.                    155,555
          8,205   Int'l. Paper Co.                         331,564
          1,564   Louisiana-Pacific Corp.                   40,586
          2,990   MeadWestvaco Corp.                        95,381
          3,710   Weyerhaeuser Co.                         246,641
                                                           869,727

Personal Products - 0.6%
          1,303   Alberto-Culver Co.                        56,655
          7,896   Avon Products, Inc.                      344,897
         17,408   Gillette Co.                             726,610
                                                         1,128,162

Pharmaceuticals - 7.2%
         27,279   Abbott Laboratories                    1,155,539
          2,263   Allergan, Inc.                           164,181
         32,257   Bristol-Myers Squibb Corp.               763,523
         19,439   Eli Lilly & Co.                        1,167,312
          6,079   Forest Laboratories, Inc. *              273,433
         50,643   Johnson & Johnson                      2,852,720
          3,645   King Pharmaceuticals, Inc. *              43,521
         39,011   Merck & Co., Inc.                      1,287,363
          4,500   Mylan Laboratories, Inc.                  81,000
        130,803   Pfizer, Inc.                           4,002,572
         25,720   Schering-Plough Corp.                    490,223
          1,956   Watson Pharmaceuticals, Inc. *            57,624
         23,669   Wyeth                                    885,221
                                                        13,224,232

Real Estate - 0.4%
          1,463   Apartment Investment & Management
                  Co.                                       50,883
          6,263   Equity Office Pptys. Trust               170,667
          5,321   Equity Residential                       164,951
          3,362   Plum Creek Timber Co., Inc.              117,771
          2,792   ProLogis                                  98,390
          3,202   Simon Ppty. Group, Inc.                  171,723
                                                           774,385

Road and Rail - 0.4%
          6,461   Burlington Northern Santa Fe             247,521
          3,184   CSX Corp.                                105,709
          6,829   Norfolk Southern Corp.                   203,094
          4,542   Union Pacific Corp.                      266,161
                                                           822,485

Semiconductors and Semiconductor Equipment - 2.8%
          6,202   Advanced Micro Devices, Inc. *            80,626
          6,790   Altera Corp. *                           132,880
          6,027   Analog Devices, Inc.                     233,727
         29,509   Applied Materials, Inc. *                486,604
          4,503   Applied Micro Circuits Corp. *            14,094
          4,897   Broadcom Corp. *                         133,639
        112,153   Intel Corp.                            2,249,789
          3,328   KLA-Tencor Corp. *                       138,046
          5,347   Linear Technology Corp.                  193,775
          5,561   LSI Logic Corp. *                         23,968
          5,529   Maxim Integrated Products, Inc.          233,821
         10,828   Micron Technology, Inc. *                130,261
          6,658   National Semiconductor Corp.             103,133
          2,370   Novellus Systems, Inc. *                  63,018
          2,289   NVIDIA Corp. *                            33,236
          3,328   PMC-Sierra, Inc. *                        29,320
          3,377   Teradyne, Inc. *                          45,252
         31,480   Texas Instruments, Inc.                  669,894
          5,730   Xilinx, Inc.                             154,710
                                                         5,149,793

Software - 4.3%
          3,590   Adobe Systems, Inc.                      177,597
          1,715   Autodesk, Inc.                            83,401
          3,606   BMC Software, Inc. *                      57,011
          2,616   Citrix Systems, Inc. *                    45,832
          9,555   Computer Associates Int'l., Inc.         251,297
          5,622   Compuware Corp. *                         28,953
          4,900   Electronic Arts, Inc. *                  225,351
          3,165   Intuit, Inc. *                           143,691
          3,257   Mercury Interactive Corp. *              113,604
        186,465   Microsoft Corp.                        5,155,757
          7,029   Novell, Inc. *                            44,353
         89,836   Oracle Corp. *                         1,013,350
          3,906   Parametric Technology Corp. *             20,624
          6,000   PeopleSoft, Inc. *                       119,100
          9,147   Siebel Systems, Inc. *                    68,968
          5,277   Symantec Corp.                           289,602
          6,867   VERITAS Software Corp.                   122,233
                                                         7,960,724

Specialty Retail - 2.4%
          4,700   AutoNation, Inc. *                        80,276
          1,474   AutoZone, Inc. *                         113,867
          5,064   Bed, Bath & Beyond, Inc. *               187,925
          5,827   Best Buy Co., Inc.                       316,056
          2,141   Boise Cascade Corp.                       71,252
          3,140   Circuit City Stores, Inc.                 48,168
         40,030   Home Depot, Inc.                       1,569,176
          9,195   Limited Brands                           204,957
         13,284   Lowe's Cos., Inc.                        721,985
          4,624   Office Depot, Inc. *                      69,499
          2,565   RadioShack Corp.                          73,462
          2,251   Sherwin-Williams Co.                      98,954
          7,860   Staples, Inc.                            234,385
         14,914   The Gap, Inc.                            278,892
          2,179   Tiffany & Co.                             66,982
          8,072   TJX Cos., Inc.                           177,907
          3,176   Toys R Us, Inc. *                         56,342
                                                         4,370,085

Textiles, Apparel and Luxury Goods - 0.4%
          3,200   Coach, Inc. *                            135,744
          1,927   Jones Apparel Group, Inc.                 68,987
          1,595   Liz Claiborne, Inc.                       60,163
          4,408   NIKE, Inc.                               347,351
            893   Reebok Int'l. Ltd.                        32,791
          1,636   V.F. Corp.                                80,900
                                                           725,936

Thrifts and Mortgage Finance - 1.8%
         10,510   Countrywide Financial Corp.              413,989
         11,687   Federal Home Loan Mortgage Corp.         762,460
         16,613   Federal National Mortgage Assn.        1,053,264
          2,553   Golden West Financial Corp.              283,255
          1,536   MGIC Investment Corp.                    102,221
          5,800   Sovereign Bancorp, Inc.                  126,556
         15,091   Washington Mutual, Inc.                  589,756
                                                         3,331,501

Tobacco - 1.0%
         35,827   Altria Group, Inc.                     1,685,302
          1,339   Reynolds American, Inc.                   91,106
          2,531   UST, Inc.                                101,898
                                                         1,878,306

Trading Companies and Distributors - 0.1%
          2,192   W.W. Grainger, Inc.                      126,369

Wireless Telecommunication Services - 0.6%
         48,260   AT & T Wireless Svcs., Inc. *            713,283
         18,735   Nextel Comm., Inc. *                     446,642
                                                         1,159,925

Total Common Stocks
(Cost $170,555,883)                               $    179,512,859

U.S. Government Security - 0.3%

Principal
Amount                                                      Value
------------------------------------------------------------------
$       500,000   U.S. Treasury Bill
                  1.445% due 11/18/2004 (1)
                  (Cost $499,037)                 $        499,037


Repurchase Agreement - 2.1%
$     3,968,000   State Street Bank and Trust Co.
                  repurchase agreement,
                  dated 9/30/2004, maturity
                  value $3,968,198 at
                  1.80%, due 10/1/2004 (2)
                  (Cost $3,968,000)               $      3,968,000

Total Investments - 99.9%
(Cost $175,022,920)                                    183,979,896
Cash, Receivables and Other Assets
Less Liabilities - 0.1%                                    115,866
Net Assets - 100%                                 $    184,095,762


(1) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(2) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

Purchased Futures Contracts
                                                        Unrealized
Contract   Description                  Expiration    Depreciation
------------------------------------------------------------------
   15      S&P 500 Index                  12/2004     $    (41,595)

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   29,668,915
Gross unrealized depreciation .................       (20,711,939)
                                                   --------------
Net unrealized appreciation ...................    $    8,956,976
                                                   ==============
-----------------------------------------------------------------

------------------------------------------------------------------



...   The Guardian VC Asset Allocation Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Mutual Funds -- 64.7%
     Shares                                                 Value
------------------------------------------------------------------
Equity - 53.5%
      3,380,940   The Guardian VC 500 Index Fund *+ $   27,723,708

Fixed Income - 11.2%
        470,055   The Guardian Bond Fund, Inc.           5,814,576

Total Mutual Funds
(Cost $36,150,852)                                      33,538,284

U.S. Government Securities - 3.6%

Principal
Amount                                                      Value
------------------------------------------------------------------
                  U.S. Treasury Bills
$       100,000   1.2475%, 10/7/2004 (1)          $         99,979
      1,700,000   1.392%, 10/21/2004 (1)                 1,698,686
        100,000   1.455%, 11/12/2004 (1)                    99,830

Total U.S. Government Securities
(Cost $1,898,495)                                        1,898,495

Repurchase Agreements - 31.8%

$     8,000,000   Lehman Brothers
                  repurchase agreement,
                  dated 9/30/2004, maturity
                  value $8,000,409 at
                  1.84%, due 10/1/2004 (2)        $      8,000,000
      8,493,000   State Street Bank and Trust Co.
                  repurchase agreement,
                  dated 9/30/2004, maturity
                  value $8,493,425 at
                  1.80%, due 10/1/2004 (2)               8,493,000

Total Repurchase Agreements
(Cost $16,493,000)                                      16,493,000
Total Investments - 100.1%
 (Cost $54,542,347)                                     51,929,779
Liabilities in Excess of Cash, Receivables and
Other Assets - (0.1)%                                      (71,940)
Net Assets - 100%                                 $     51,857,839


Purchased (P)/Sold (S) Futures Contracts
                                                       Unrealized
Contract   Type      Description                     Depreciation
------------------------------------------------------------------
   52       S        U.S. Treasury Notes,
                     5 Year                      $        (29,902)
   86       P        S&P 500 Index                       (252,241)
                                                  ----------------
                                                 $       (282,143)

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $      296,091
Gross unrealized depreciation .................        (2,908,659)
                                                   --------------
Net unrealized depreciation ...................    $   (2,612,568)
                                                   ==============
-----------------------------------------------------------------


Investment in Affiliates (3)
       A summary of GVCAAF transactions in affiliated securities during the nine months ended September 30, 2004 is set forth below:

                        Balance of        Gross                  Balance of
                       Shares Held    Purchases        Gross    Shares Held
                       December 31,         and    Sales and   September 30,
    Name of Issuer            2003    Additions    Reductions          2004
-----------------------    -------------------------------------------------
The Guardian S&P 500
Index Fund                3,380,940            -            -     3,380,940


                                      Dividends Net Realized            Net
                             Value     Included   Gains from       Realized
                      September 30, In Dividend   Underlying           Gain
    Name of Issuer            2004       Income        Funds       on Sales
-----------------------    ------------------------------------------------
The Guardian S&P 500
Index Fund              27,723,708      152,142            -              -


*    The Guardian VC 500 Index Fund financials are included herein.
+ Affiliated issuer, as defined in the 1940 Act which includes issuers in which the Fund held 5% or more of the outstanding voting securities.
(1) The U.S. Treasury Bills are segregated as collateral to cover margin requirements on open futures contracts.
(2) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.
(3) Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities.


----------------------------------------------------------------------------



...   The Guardian VC High Yield Bond Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Corporate Bonds -- 85.9%                   Rating
     Principal                                  Moody's/
     Amount                                       S&P*            Value
------------------------------------------------------------------------
Aerospace and Defense - 3.1%
                  Alliant Techsystems, Inc.
$       335,000   Sr. Sub. Nt.
                  8.50% due 5/15/2011          B2/B      $       365,150
                  Comm. & Power Inds., Inc.
        499,000   Sr. Sub. Nt.
                  8.00% due 2/1/2012           B3/B-             521,455
                  K & F Ind., Inc.
        250,000   Sr. Sub. Nt. Ser. B
                  9.625% due 12/15/2010        B3/B              278,125
                  Sequa Corp.
        600,000   Sr. Nt.
                  8.875% due 4/1/2008          B1/BB-            651,000
                                                               1,815,730

Automotive - 3.3%
                  Keystone Automotive
                  Operations
        500,000   Sr. Sub. Nt.
                  9.75% due 11/1/2013          B3/B-             537,500
                  Stanadyne Corp.
        224,000   Sr. Sub. Nt. +
                  10.00% due 8/15/2014         Caa1/B            232,960
                  Tenneco Automotive, Inc.
        222,000   Sr. Sec. Nt. Ser. B
                  10.25% due 7/15/2013         B2/B-             253,080
        444,000   Sr. Sub. Nt. Ser. B
                  11.625% due 10/15/2009       B3/B-             468,420
                  TRW Automotive, Inc.
        149,000   Sr. Nt.
                  9.375% due 2/15/2013         B1/BB-            170,232
                  United Components, Inc.
        280,000   Sr. Sub. Nt.
                  9.375% due 6/15/2013         B3/B              301,700
                                                               1,963,892

Banking - 0.4%
                  Western Financial Bank
        200,000   Sub. Cap. Debt.
                  9.625% due 5/15/2012         B1/BB-            226,000

Building Materials - 1.2%
                  Associated Materials,
                  Inc.
        555,000   Sr. Disc. Nt. (1)+
                  0/11.25% due 3/1/2014        Caa1/B-           403,763
                  Norcraft Cos. Fin.
        257,000   Sr. Sub. Nt. +
                  9.00% due 11/1/2011          B3/B-             280,130
                                                                 683,893

Chemicals - 7.1%
                  BCP Caylux Hldgs.
                  Luxembourg SCA
        555,000   Sr. Sub. Nt. +
                  9.625% due 6/15/2014         B3/B-             599,400
                  Equistar Chemicals LP
        500,000   Sr. Nt.
                  10.125% due 9/1/2008         B2/B+             563,750
                  FMC Corp.
        160,000   Sr. Sec. Nt.
                  10.25% due 11/1/2009         Ba2/BB+           186,800
                  HMP Equity Hldgs. Corp.
        278,000   Sr. Disc. Nt. (2)
                  8.05% due 5/15/2008          NR/CCC+           175,140
                  Huntsman Advanced
                  Materials
        278,000   Sr. Sec. Nt. +
                  11.00% due 7/15/2010         B2/B              322,480
                  Huntsman Int'l. LLC
        167,000   Sr. Nt.
                  9.875% due 3/1/2009          B3/B-             184,118
                  Huntsman LLC
        278,000   Sr. Nt. +
                  11.50% due 7/15/2012         B3/CCC+           306,842
                  Koppers, Inc.
        437,000   Sec. Nt.
                  9.875% due 10/15/2013        B2/B              482,885
                  Lyondell Chemical Co.
        278,000   Sr. Sub. Nt.
                  10.875% due 5/1/2009         B3/B-             294,680
                  Millennium America, Inc.
        360,000   Sr. Nt.
                  9.25% due 6/15/2008          B1/BB-            396,900
                  Nalco Co.
        222,000   Sr. Sub. Nt.
                  8.875% due 11/15/2013        Caa1/B-           238,650
                  Nalco Finance Hdgs., Inc.
        224,000   Sr. Nt. (1)+
                  0/9.00% due 2/1/2014         Caa2/B-           159,040
                  Resolution Performance
                  Product
        222,000   Sr. Sec. Nt.
                  8.00% due 12/15/2009         B2/B+             229,215
                                                               4,139,900

Construction Machinery - 2.2%
                  Joy Global, Inc.
         80,000   Sr. Sub. Nt.
                  8.75% due 3/15/2012          B1/B+              90,400
                  NMHG Hldg. Co.
         80,000   Sr. Nt.
                  10.00% due 5/15/2009         B3/B+              88,000
                  Terex Corp.
        155,000   Sr. Sub. Nt.
                  9.25% due 7/15/2011          B3/B              173,600
        255,000   Sr. Sub. Nt.
                  10.375% due 4/1/2011         B3/B              288,150
                  United Rentals NA, Inc.
        672,000   Sr. Sub. Nt.
                  7.75% due 11/15/2013         B2/B+             630,000
                                                               1,270,150

Consumer Products - 4.0%
                  Bombardier Recreational
                  Products
        214,000   Sr. Sub. Nt. +
                  8.375% due 12/15/2013        B3/B-             225,235
                  Elizabeth Arden, Inc.
        555,000   Sr. Sub. Nt.
                  7.75% due 1/15/2014          B3/B-             582,750
                  Jafra Cosmetics
        594,000   Sr. Sub. Nt.
                  10.75% due 5/15/2011         B3/B-             672,705
                  Rayovac Corp.
        555,000   Sr. Sub. Nt.
                  8.50% due 10/1/2013          B3/B-             602,175
                  Riddell Bell Hldgs., Inc.
        252,000   Sr. Sub. Nt. +
                  8.375% due 10/1/2012         B3/B-             256,095
                                                               2,338,960

Electric - 11.8%
                  Allegheny Energy Supply
      1,110,000   Nt.
                  7.80% due 3/15/2011          B3/B-           1,201,575
                  Calpine Corp.
        392,000   Sr. Sec. Nt. +
                  8.75% due 7/15/2013          NR/B              295,960
                  CMS Energy Corp.
        280,000   Sr. Nt.
                  8.50% due 4/15/2011          B3/B+             305,200
                  Dynegy Hldgs., Inc.
        555,000   Sr. Sec. Nt. +
                  10.125% due 7/15/2013        B3/B-             638,250
                  Edison Mission Energy
        280,000   Sr. Nt.
                  9.875% due 4/15/2011         B1/B              326,200
        555,000   Sr. Nt.
                  10.00% due 8/15/2008         B1/B              649,350
                  Mission Energy Hldg.
        840,000   Sr. Sec. Nt.
                  13.50% due 7/15/2008         B3/CCC          1,062,600
                  NRG Energy, Inc.
        444,000   Sec. Nt. +
                  8.00% due 12/15/2013         B2/B+             475,635
                  Sierra Pacific Resources
        999,000   Sr. Nt. +
                  8.625% due 3/15/2014         B2/B-           1,083,915
                  Teco Energy, Inc.
        840,000   Nt.
                  7.00% due 5/1/2012           Ba2/BB            879,900
                                                               6,918,585

Energy - 2.6%
                  Chesapeake Energy Corp.
        111,000   Sr. Nt.
                  7.50% due 6/15/2014          Ba3/BB-           121,267
                  Dresser, Inc.
        333,000   Sr. Nt.
                  9.375% due 4/15/2011         B2/B              366,300
                  Forest Oil Corp.
        280,000   Sr. Nt.
                  7.75% due 5/1/2014           Ba3/BB-           304,500
                  Newpark Resources, Inc.
        300,000   Sr. Sub. Nt. Ser. B
                  8.625% due 12/15/2007        B2/B+             306,000
                  Pride Int'l., Inc.
        168,000   Sr. Nt. +
                  7.375% due 7/15/2014         Ba2/BB-           186,480
                  Western Oil Sands, Inc.
        222,000   Sr. Sec. Nt.
                  8.375% due 5/1/2012          Ba2/BB+           255,855
                                                               1,540,402

Entertainment - 1.0%
                  Intrawest Corp.
        333,000   Sr. Nt.
                  7.50% due 10/15/2013         B1/B+             345,071
                  Six Flags, Inc.
        280,000   Sr. Nt.
                  9.625% due 6/1/2014          B3/CCC+           261,800
                                                                 606,871

Environmental - 1.3%
                  Allied Waste NA, Inc.
        505,000   Sec. Nt.
                  6.125% due 2/15/2014         Ba3/BB-           470,913
        250,000   Sr. Nt.
                  7.875% due 4/15/2013         Ba3/BB-           263,750
                                                                 734,663

Food and Beverage - 5.6%
                  American Seafood Group
                  LLC
        320,000   Sr. Sub. Nt.
                  10.125% due 4/15/2010        B3/B              342,400
                  Del Monte Corp.
        450,000   Sr. Sub. Nt.
                  9.25% due 5/15/2011          B2/B              495,000
                  Merisant Co.
        560,000   Sr. Sub. Nt. +
                  9.50% due 7/15/2013          B3/B-             532,000
                  Michael Foods, Inc.
        555,000   Sr. Sub. Nt.
                  8.00% due 11/15/2013         B3/B-             581,362
                  Premium Standard Farms,
                  Inc.
        722,000   Sr. Nt.
                  9.25% due 6/15/2011          B1/BB             754,490
                  Seminis Vegetable Seeds,
                  Inc.
        500,000   Sr. Sub. Nt.
                  10.25% due 10/1/2013         B3/B-             557,500
                                                               3,262,752

Gaming - 0.3%
                  Sun Int'l. Hotels Ltd.
        155,000   Sr. Sub. Nt.
                  8.875% due 8/15/2011         B2/B              169,919

Health Care - 2.4%
                  Fisher Scientific Int'l.,
                  Inc.
        280,000   Sr. Sub. Nt. +
                  6.75% due 8/15/2014          Ba3/BB+           294,000
        217,000   Sr. Sub. Nt.
                  8.125% due 5/1/2012          Ba3/BB+           241,955
                  Fresenius Medical Care
        310,000   Capital Tr.
                  7.875% due 6/15/2011         Ba2/BB-           344,100
                  Medical Device Mfg., Inc.
        280,000   Sr. Sub. Nt. +
                  10.00% due 7/15/2012         Caa1/B-           296,800
                  National Nephrology
                  Assocs., Inc.
        212,000   Sr. Sub. Nt. +
                  9.00% due 11/1/2011          B1/B              245,125
                                                               1,421,980

Home Construction - 2.0%
                  Beazer Homes USA, Inc.
        111,000   Sr. Nt.
                  8.375% due 4/15/2012         Ba1/BB            122,655
                  D.R. Horton, Inc.
        560,000   Sr. Nt.
                  5.625% due 9/15/2014         Ba1/BB+           557,200
                  Meritage Corp.
        154,000   Sr. Nt.
                  9.75% due 6/1/2011           Ba3/BB-           172,865
                  Standard Pacific Corp.
        111,000   Sr. Sub. Nt.
                  9.25% due 4/15/2012          Ba3/B+            127,650
                  WCI Communities, Inc.
        160,000   Sr. Sub. Nt.
                  9.125% due 5/1/2012          Ba3/B             178,400
                                                               1,158,770

Industrial-Other - 1.7%
                  Da Lite Screen Co., Inc.
        167,000   Sr. Nt.
                  9.50% due 5/15/2011          B2/B-             176,185
                  General Cable Corp.
        425,000   Sr. Nt.
                  9.50% due 11/15/2010         B2/B              471,750
                  PerkinElmer, Inc.
        320,000   Sr. Sub. Nt.
                  8.875% due 1/15/2013         Ba3/BB-           361,600
                                                               1,009,535

Lodging - 0.3%
                  John Q. Hammons Hotels LP
        160,000   1st Mtg. Nt. Ser. B
                  8.875% due 5/15/2012         B2/B              178,400

Media-Cable - 4.7%
                  Charter Comm. Hldgs.
        336,000   Sr. Nt.
                  10.25% due 1/15/2010         Ca/CCC-           269,640
                  Charter Comm. Hldgs. II
        556,000   Sr. Nt.
                  10.25% due 9/15/2010         Caa1/CCC-         567,815
                  Charter Comm. Operating
                  LLC
        278,000   Sr. Nt. +
                  8.00% due 4/30/2012          B2/B-             277,305
                  CSC Hldgs., Inc.
        810,000   Debt.
                  7.625% due 7/15/2018         B1/BB-            826,200
        310,000   Debt.
                  7.875% due 2/15/2018         B1/BB-            320,075
                  Insight Comm., Inc.
        222,000   Sr. Disc. Nt. (1)
                  0/12.25% due 2/15/2011       Caa2/B-           207,570
                  Insight Midwest LP
        278,000   Sr. Nt.
                  10.50% due 11/1/2010         B2/B+             304,410
                                                               2,773,015

Media-NonCable - 5.1%
                  Allbritton Comm. Co.
        125,000   Sr. Sub. Nt.
                  7.75% due 12/15/2012         B3/B-             129,375
                  American Media
                  Operations, Inc.
        330,000   Sr. Sub. Nt. Ser. B
                  10.25% due 5/1/2009          B2/B-             347,325
                  Dex Media East LLC
        269,000   Sr. Sub. Nt.
                  12.125% due 11/15/2012       B2/B              334,905
                  DirecTV Hldgs. Finance
        168,000   Sr. Nt.
                  8.375% due 3/15/2013         B1/BB-            191,100
                  EchoStar DBS Corp.
        530,000   Sr. Nt.
                  6.375% due 10/1/2011         Ba3/BB-           536,625
        280,000   Sr. Nt. +
                  6.625% due 10/1/2014         Ba3/BB-           278,250
                  Houghton Mifflin Co.
        777,000   Sr. Sub. Nt.
                  9.875% due 2/1/2013          B3/B-             815,850
                  R.H. Donnelley Fin. Corp.
                  I
        285,000   Sr. Sub. Nt. +
                  10.875% due 12/15/2012       B2/B+             345,562
                                                               2,978,992

Metals and Mining - 3.3%
                  AK Steel Corp.
        277,000   Sr. Nt.
                  7.75% due 6/15/2012          B3/B+             270,767
        500,000   Sr. Nt.
                  7.875% due 2/15/2009         B3/B+             496,250
                  Century Aluminum Co.
         56,000   Sr. Nt. +
                  7.50% due 8/15/2014          B1/BB-             58,940
                  Int'l. Steel Group
        280,000   Sr. Nt. +
                  6.50% due 4/15/2014          Ba3/BB            280,000
                  Luscar Coal Ltd.
        154,000   Sr. Nt.
                  9.75% due 10/15/2011         Ba3/BB            174,790
                  Oregon Steel Mills, Inc.
        336,000   1st Mtg. Nt.
                  10.00% due 7/15/2009         B2/B              367,080
                  Peabody Energy Corp.
        280,000   Sr. Nt.
                  6.875% due 3/15/2013         Ba3/BB-           302,400
                                                               1,950,227

Natural Gas-Pipelines - 4.1%
                  El Paso Natural Gas
        600,000   Sr. Nt.
                  7.625% due 8/1/2010          B1/B-             642,000
                  El Paso Partners
        224,000   Sr. Sub. Nt. Ser. B
                  8.50% due 6/1/2011           B1/BB-            251,720
                  Enterprise Products
                  Operating LP
        135,000   Sr. Nt. +
                  5.60% due 10/15/2014         Baa3/BB+          136,026
                  Gulfterra Energy Partners
         47,000   Sr. Sub. Nt. Ser. B
                  8.50% due 6/1/2010           B1/BB-             54,696
                  Northwest Pipeline Corp.
        126,000   Sr. Nt.
                  8.125% due 3/1/2010          B1/B+             141,278
                  Southern Natural Gas Co.
        377,000   Nt.
                  7.35% due 2/15/2031          B1/B-             372,288
                  Transcontinental Gas
                  Pipeline Corp.
         75,000   Nt. Ser. B
                  7.00% due 8/15/2011          B1/B+              82,688
                  Williams Cos., Inc.
        615,000   Nt.
                  8.125% due 3/15/2012         B3/B+             708,787
                                                               2,389,483

Noncaptive Consumer - 0.7%
                  Dollar Financial Group,
                  Inc.
        416,000   Sr. Nt.
                  9.75% due 11/15/2011         B3/B              440,960

Non Sovereign - 0.3%
                  Gazprom OAO
        172,000   Nt. +
                  9.625% due 3/1/2013          NR/BB-            190,920

Packaging - 0.8%
                  Crown European Hldgs.
                  S.A.
        202,000   Sec. Nt.
                  9.50% due 3/1/2011           B1/B+             225,230
                  Silgan Hldgs., Inc.
        222,000   Sr. Sub. Nt.
                  6.75% due 11/15/2013         B1/B+             226,440
                                                                 451,670

Paper and Forest Products - 3.3%
                  Graphic Packaging Int'l.,
                  Inc.
        389,000   Sr. Sub. Nt.
                  9.50% due 8/15/2013          B3/B-             444,433
                  Millar Western Forest
        222,000   Sr. Nt.
                  7.75% due 11/15/2013         B2/B+             233,100
                  Stone Container Corp.
        168,000   Sr. Nt. +
                  7.375% due 7/15/2014         B2/B              175,980
        555,000   Sr. Nt.
                  8.375% due 7/1/2012          B2/B              611,887
                  Tembec Inds., Inc.
        224,000   Sr. Nt.
                  7.75% due 3/15/2012          Ba3/BB-           225,120
        224,000   Sr. Nt.
                  8.625% due 6/30/2009         Ba3/BB-           229,600
                                                               1,920,120

Retailers - 2.8%
                  Cole National Group, Inc.
        160,000   Sr. Sub. Nt.
                  8.875% due 5/15/2012         B3/B              181,200
                  J.C. Penney Co., Inc.
        444,000   Nt.
                  8.00% due 3/1/2010           Ba3/BB+           505,605
        492,000   Nt.
                  9.00% due 8/1/2012           Ba3/BB+           597,780
                  Petco Animal Supplies,
                  Inc.
        155,000   Sr. Sub. Nt.
                  10.75% due 11/1/2011         B2/B+             179,800
                  Rite Aid Corp.
        168,000   Sr. Nt.
                  11.25% due 7/1/2008          Caa1/B-           182,700
                                                               1,647,085

Technology - 2.2%
                  AMI Semiconductor, Inc.
        218,000   Sr. Sub. Nt.
                  10.75% due 2/1/2013          B3/B              253,970
                  Iron Mountain, Inc.
        750,000   Sr. Sub. Nt.
                  8.625% due 4/1/2013          B3/B              813,750
                  New Asat (Finance) Ltd.
        278,000   Sr. Nt. +
                  9.25% due 2/1/2011           B3/B              233,520
                                                               1,301,240

Textile - 1.6%
                  Oxford Inds., Inc.
        200,000   Sr. Nt. +
                  8.875% due 6/1/2011          B2/B              217,000
                  Russell Corp.
        205,000   Sr. Nt. (2)
                  9.25% due 5/1/2010           B1/BB-            222,425
                  St. John Knits Int'l.,
                  Inc.
        250,000   Sr. Sub. Nt.
                  12.50% due 7/1/2009          B3/B-             267,500
                  William Carter Co.
        227,000   Sr. Sub. Nt. Ser. B
                  10.875% due 8/15/2011        B3/B+             254,808
                                                                 961,733

Transportation - 0.6%
                  Omi Corp.
        170,000   Sr. Nt.
                  7.625% due 12/1/2013         B1/B+             174,463
                  Teekay Shipping Corp.
        160,000   Sr. Nt.
                  8.875% due 7/15/2011         Ba2/BB-           181,000
                                                                 355,463

Wireless Communications - 4.6%
                  Centennial Cell Comm.
                  Corp.
        500,000   Sr. Nt.
                  10.125% due 6/15/2013        Caa1/CCC          526,250
                  Inmarsat Finance PLC
         55,000   Nt. +
                  7.625% due 6/30/2012         B2/B               54,588
                  Nextel Comm., Inc.
      1,500,000   Sr. Nt.
                  7.375% due 8/1/2015          Ba3/BB          1,612,500
                  Nextel Partners, Inc.
        260,000   Sr. Nt.
                  8.125% due 7/1/2011          Caa1/B-           275,600
                  Ubiquitel Operating Co.
        222,000   Sr. Nt.
                  9.875% due 3/1/2011          Caa1/CCC          231,157
                                                               2,700,095

Wireline Communications - 1.5%
                  Qwest Corp.
        840,000   Sr. Nt. +
                  7.875% due 9/1/2011          Ba3/BB-           871,500

Total Corporate Bonds
(Cost $47,484,404)                                            50,372,905

Sovereign Debt Securities - 0.8%
                  Federative Republic of
                  Brazil
$       425,000   Nt.
                  9.25% due 10/22/2010         B1/BB-
(Cost $421,145)                                          $       455,812


Private Placement - 5.4%
                  Targeted Return Index
      2,965,117   Secs. Tr.
                  Ser. HY-2004-1 (4)
                  7.997% due 8/1/2015          B1/BB-
(Cost $3,160,873)                                              3,188,865

Warrant - 0.0%
Shares                                                            Value
------------------------------------------------------------------------
                  XM Satellite Radio, Inc.
            170   exp. 3/15/2010
(Cost $34,340)                                           $        10,880


Repurchase Agreement - 6.8%

Principal
Amount                                                            Value
------------------------------------------------------------------------
$     4,007,000   State Street Bank and Trust Co.
                  repurchase agreement,
                  dated 9/30/2004, maturity
                  value $4,007,200 at
                  1.80% due 10/1/2004 (3)
(Cost $4,007,000)                                        $     4,007,000

Total Investments - 98.9%
 (Cost $55,107,762)                                           58,035,462
Cash, Receivables and Other Assets
Less Liabilities - 1.1%                                          648,961
Net Assets - 100%                                        $    58,684,423


*    Unaudited.
+    Rule 144A restricted security.
(1)  Step-up bond.
(2)  Discount note. The rate shown is the effective yield at date of purchase.
(3) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.
(4) Floating rate note. The rate shown is the rate in effect at September 30, 2004.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $    3,168,327
Gross unrealized depreciation .................          (240,627)
                                                   --------------
Net unrealized appreciation ...................    $    2,927,700
                                                   ==============
-----------------------------------------------------------------

------------------------------------------------------------------




...   The Guardian VC Low Duration Bond Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Asset Backed Securities -- 3.2%
     Principal
     Amount                                                 Value
------------------------------------------------------------------
$       125,000   Chase Manhattan Auto Owner Tr.
                  2003-A A4
                  2.06% due 12/15/2009            $        122,474
        100,000   PP&L Transition Bond Co. LLC
                  1999-1 A7
                  7.05% due 6/25/2009                      108,130
                  Residential Asset Mtg. Prods., Inc.
                  2003-RZ3 A3
        159,000   2.14% due 2/25/2030                      158,093
                  2002-RS5 AI4
        111,568   4.428% due 9/25/2030                     111,931
        185,000   Residential Funding Mtg. Secs.
                  2003-HS3 AI2
                  3.15% due 7/25/2018                      182,470

Total Asset Backed Securities
(Cost $681,106)                                            683,098

Collateralized Mortgage Obligations - 5.8%
                  FHLMC

                  2430 GD
$        32,124   6.50% due 11/15/2030            $         32,459
                  2744 VC
        117,395   5.50% due 4/15/2011                      123,035
                  2500 TD
        260,000   5.50% due 2/15/2016                      268,169
                  2517 TG
        310,000   5.50% due 4/15/2028                      312,321
                  1650 J
        205,000   6.50% due 6/15/2023                      213,008
                  FNMA
                  2002-55 PC
        105,000   5.50% due 4/25/2026                      106,848
                  2001-51 PH
        114,871   6.00% due 8/25/2030                      117,752
         53,901   GNMA
                  2002-93 NV
                  4.75% due 2/20/2032                       53,916
         24,980   Prudential Home Mtg. Secs. Co.
                  1993-60 A3
                  6.75% due 12/25/2023                      24,947

Total Collateralized Mortgage
Obligations
(Cost $1,265,249)                                        1,252,455

Commercial Mortgage Backed Securities - 2.1%
$       148,253   GMAC Comm'l. Mtg. Sec., Inc.
                  1997-C1 A3
                  6.869% due 7/15/2029            $        159,762
        132,898   LB UBS Commercial Mtg. Trust
                  2001-C3 A1
                  6.058% due 6/15/2020                     141,966
        105,000   Midland Realty Acceptance Corp.
                  1996-C1 C
                  7.913% due 8/25/2028 (1)                 112,668
         30,030   Morgan Stanley Capital I
                  1999-WF1 A1
                  5.91% due 11/15/2031                      31,169

Total Commercial Mortgage Backed
Securities
(Cost $448,750)                                            445,565

Corporate Bonds - 49.5%
Aerospace and Defense - 2.3%
$       275,000   Northrop Grumman Corp.
                  7.00% due 3/1/2006              $        290,428
        200,000   Raytheon Co.
                  4.50% due 11/15/2007                     206,514
                                                           496,942

Automotive - 4.7%
        300,000   Daimler Chrysler NA Hldg.
                  4.75% due 1/15/2008                      308,964
        275,000   Delphi Corp.
                  6.55% due 6/15/2006                      287,728
        200,000   Ford Motor Credit Co.
                  7.50% due 3/15/2005                      204,410
        200,000   General Motors Acceptance Corp.
                  5.25% due 5/16/2005                      203,564
                                                         1,004,666

Chemicals - 1.0%
        200,000   Praxair, Inc.
                  4.75% due 7/15/2007                      207,119

Construction Machinery - 1.4%
        200,000   Caterpillar Financial Svcs.
                  2.625% due 1/30/2007                     197,445
        100,000   Deere John Capital Corp.
                  3.625% due 5/25/2007                     100,662
                                                           298,107

Consumer Products - 0.9%
        200,000   Fortune Brands, Inc.
                  2.875% due 12/1/2006                     199,268

Energy - 2.3%
        150,000   Devon Energy Corp.
                  2.75% due 8/1/2006                       148,984
        200,000   Occidental Petroleum Corp.
                  4.00% due 11/30/2007                     202,998
        150,000   Repsol Int'l. Fin. BV
                  7.00% due 8/1/2005                       155,430
                                                           507,412

Entertainment - 1.3%
        275,000   AOL Time Warner, Inc.
                  6.15% due 5/1/2007                       292,288

Finance Companies - 8.3%
        150,000   American General Fin. Corp.
                  5.875% due 12/15/2005                    155,704
                  Capital One Bank
        200,000   4.25% due 12/1/2008                      202,381
        325,000   6.875% due 2/1/2006                      341,725
        150,000   CIT Group, Inc.
                  6.625% due 6/15/2005                     154,307
        300,000   General Electric Capital Corp.
                  3.50% due 8/15/2007                      301,321
        150,000   Household Fin. Corp.
                  6.50% due 1/24/2006                      157,251
        275,000   MBNA America Bank NA
                  6.50% due 6/20/2006                      290,739
        200,000   Textron Financial Corp.
                  2.75% due 6/1/2006                       199,045
                                                         1,802,473

Financial - 1.9%
        250,000   Bear Stearns Cos., Inc.
                  3.00% due 3/30/2006                      250,654
        150,000   Lehman Brothers Hldgs., Inc.
                  6.25% due 5/15/2006                      157,856
                                                           408,510

Financial-Banks - 0.7%
        150,000   KeyCorp
                  4.625% due 5/16/2005                     151,876

Food and Beverage - 3.5%
        275,000   Kellogg Co.
                  6.00% due 4/1/2006                       287,539
        300,000   Kraft Foods, Inc.
                  4.625% due 11/1/2006                     308,524
        150,000   PepsiAmericas, Inc.
                  5.95% due 2/15/2006                      156,738
                                                           752,801

Home Construction - 0.4%
         75,000   Lennar Corp.
                  9.95% due 5/1/2010                        81,656

Lodging - 0.7%
        150,000   Marriott Int'l., Inc.
                  6.875% due 11/15/2005                    156,741

Media-Cable - 1.7%
        200,000   Comcast Cable Comm.
                  6.375% due 1/30/2006                     208,250
        150,000   Cox Comm., Inc.
                  7.75% due 8/15/2006                      160,905
                                                           369,155

Natural Gas-Pipelines - 2.0%
        150,000   Duke Energy Field Svcs.
                  7.50% due 8/16/2005                      155,866
        275,000   Enterprise Prods Operating L P
                  4.00% due 10/15/2007 +                   276,518
                                                           432,384

Paper and Forest Products - 0.5%
        100,000   Abitibi-Consolidated, Inc.
                  8.30% due 8/1/2005                       103,250

Railroads - 0.7%
        150,000   Union Pacific Corp.
                  6.40% due 2/1/2006                       156,477

Real Estate Investment Trust - 2.9%
        155,000   Avalon Bay Communities, Inc.
                  6.80% due 7/15/2006                      165,521
                  EOP Operating LP
        150,000   6.625% due 2/15/2005                     152,239
        150,000   6.63% due 4/13/2015                      153,235
        150,000   Simon Ppty. Group LP
                  6.875% due 10/27/2005                    156,155
                                                           627,150

Restaurants - 0.4%
         75,000   YUM! Brands, Inc.
                  7.45% due 5/15/2005                       77,110

Services - 1.4%
        275,000   Cendant Corp.
                  6.875% due 8/15/2006                     293,109

Technology - 1.1%
        250,000   Deluxe Corp.
                  3.50% due 10/1/2007 +                    249,295

Utilities-Electric and Water - 5.3%
        150,000   Consumers Energy Co.
                  6.25% due 9/15/2006                      158,136
        150,000   Dominion Resources, Inc.
                  2.80% due 2/15/2005                      150,190
        250,000   National Rural Utilities Coop. Fin.
                  3.00% due 2/15/2006                      250,911
        150,000   Nisource Fin. Corp.
                  7.625% due 11/15/2005                    157,619
        250,000   PSEG Power LLC
                  6.875% due 4/15/2006                     264,150
        150,000   Southern California Edison Co.
                  6.375% due 1/15/2006                     156,438
                                                         1,137,444

Wireless Communications - 0.7%
        150,000   AT & T Wireless Svcs., Inc.
                  6.875% due 4/18/2005                     153,506

Wireline Communications - 3.4%
        150,000   British Telecom. PLC
                  1.00% due 12/15/2005                     158,882
        150,000   Deutsche Telekom Int'l. Fin. BV
                  1.00% due 6/15/2005                      155,799
        250,000   Sprint Capital Corp.
                  6.00% due 1/15/2007                      264,629
        150,000   Telefonica Europe BV
                  7.35% due 9/15/2005                      156,639
                                                           735,949

Total Corporate Bonds
(Cost $10,712,317)                                      10,694,688

Sovereign Debt Security - 0.7%
$       150,000   Petroleos Mexicanos
                  6.50% due 2/1/2005
(Cost $152,210)                                   $        151,950


U.S. Government Securities - 35.0%
U.S. Treasury Notes - 35.0%
                  U.S. Treasury Notes
$     1,400,000   2.375%, 8/31/2006               $      1,394,805
      3,264,000   2.625%, 11/15/2006                     3,262,851
      2,000,000   2.75%, 8/15/2007                       1,994,687
        895,000   3.125%, 5/15/2007                        902,552

Total U.S. Government Securities
(Cost $7,539,832)                                        7,554,895

Repurchase Agreement - 8.0%
$     1,719,000   State Street Bank and Trust Co.
                  repurchase agreement,
                  dated 9/30/2004, maturity
                  value $1,719,086 at 1.80%, due
                  10/1/2004 (2)
(Cost $1,719,000)                                 $      1,719,000

Total Investments - 104.3%
(Cost $22,518,464)                                      22,501,651
Liabilities in Excess of Cash, Receivables
and Other Assets - (4.3)%                                 (923,465)
Net Assets - 100%                                 $     21,578,186


+    Rule 144A restricted security.
(1) Floating rate note. The rate shown is the rate in effect at September 30, 2004.
(2) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $       31,306
Gross unrealized depreciation .................           (48,119)
                                                   --------------
Net unrealized depreciation ...................    $      (16,813)
                                                   ==============
-----------------------------------------------------------------

------------------------------------------------------------------



...   The Guardian UBS VC Large Cap Value Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Common Stocks -- 95.9%
     Shares                                                 Value
------------------------------------------------------------------
Aerospace and Defense - 3.8%
         15,600   Boeing Co.                      $        805,272
         17,900   Lockheed Martin Corp.                    998,462
         13,100   Northrop Grumman Corp.                   698,623
                                                         2,502,357

Airlines - 0.1%
         29,700   Delta Airlines, Inc. *                    97,713

Auto Components - 1.4%
         15,600   Johnson Controls, Inc.                   886,236

Biotechnology - 1.0%
         13,600   Cephalon, Inc. *                         651,440

Building Products - 2.5%
         46,500   Masco Corp.                            1,605,645

Capital Markets - 7.4%
         52,600   Mellon Financial Corp.                 1,456,494
         56,500   Morgan Stanley                         2,785,450
         15,100   Northern Trust Corp.                     616,080
                                                         4,858,024

Commercial Banks - 8.2%
         28,958   Bank of America Corp.                  1,254,750
         23,700   PNC Financial Svcs. Group              1,282,170
         47,400   Wells Fargo & Co.                      2,826,462
                                                         5,363,382

Commercial Services and Supplies - 0.6%
         14,700   Equifax, Inc.                            387,492

Computers and Peripherals - 1.1%
         38,800   Hewlett Packard Co.                      727,500

Construction Materials - 1.8%
         26,000   Martin Marietta Materials, Inc.        1,177,020

Diversified Financial Services - 9.2%
         68,600   Citigroup, Inc.                        3,026,632
         75,500   J.P. Morgan Chase & Co.                2,999,615
                                                         6,026,247

Diversified Telecommunication Services - 2.1%
         53,000   SBC Comm., Inc.                        1,375,350

Electric Utilities - 6.8%
         39,300   American Electric Power, Inc.          1,256,028
         31,700   Exelon Corp.                           1,163,073
         34,300   FirstEnergy Corp.                      1,409,044
         31,800   Pepco Hldgs., Inc.                       632,820
                                                         4,460,965

Food and Staples Retailing - 3.9%
         33,000   Albertson's, Inc.                        789,690
         27,500   Costco Wholesale Corp.                 1,142,900
         40,200   Kroger Co. *                             623,904
                                                         2,556,494

Health Care Providers and Services - 3.5%
          3,600   Quest Diagnostics, Inc.                  317,592
         26,800   UnitedHealth Group                     1,976,232
                                                         2,293,824

Household Products - 1.2%
         12,200   Kimberly-Clark Corp.                     787,998

Insurance - 4.3%
         19,200   AFLAC, Inc.                              752,832
         19,700   Allstate Corp.                           945,403
          1,500   American Int'l. Group, Inc.              101,985
         16,300   Hartford Financial Svcs. Group,
                  Inc.                                   1,009,459
                                                         2,809,679

Machinery - 3.0%
         20,900   Illinois Tool Works, Inc.              1,947,253

Media - 7.3%
          7,300   Gannett Co., Inc.                        611,448
         16,100   Omnicom Group, Inc.                    1,176,266
         91,000   Time Warner, Inc. *                    1,468,740
         46,100   Viacom, Inc.                           1,547,116
                                                         4,803,570

Multi-Utilities and Unregulated Power - 1.9%
         33,600   CMS Energy Corp. *                       319,872
         25,600   Sempra Energy                            926,464
                                                         1,246,336

Oil and Gas - 8.7%
         11,500   ConocoPhillips                           952,775
         70,500   Exxon Mobil Corp.                      3,407,265
         32,800   Marathon Oil Corp.                     1,353,984
                                                         5,714,024

Pharmaceuticals - 4.6%
         29,500   Bristol-Myers Squibb Corp.               698,265
         16,500   Johnson & Johnson                        929,445
         36,300   Wyeth                                  1,357,620
                                                         2,985,330

Road and Rail - 4.1%
         33,900   Burlington Northern Santa Fe           1,298,709
         42,500   CSX Corp.                              1,411,000
                                                         2,709,709

Software - 0.8%
         45,200   Oracle Corp. *                           509,856

Thrifts and Mortgage Finance - 3.1%
         31,500   Federal Home Loan Mortgage Corp.       2,055,060

Wireless Telecommunication Services - 3.5%
         95,700   Nextel Comm., Inc. *                   2,281,488

Total Common Stocks
(Cost $51,251,102)                                $     62,819,992

Exchange-Traded Fund - 2.9%
         17,100   S&P Depositary Receipts
                  Trust Series 1
                  exp. 12/31/2099
                  (Cost $1,927,730)               $      1,911,096


Repurchase Agreement - 1.7%
Principal
Amount                                                      Value
------------------------------------------------------------------
$     1,120,000   State Street Bank and Trust Co.
                  repurchase agreement,
                  dated 9/30/2004, maturity
                  value $1,120,056 at
                  1.80%, due 10/1/2004 (1)
                  (Cost $1,120,000)               $      1,120,000

Total Investments - 100.5%
(Cost $54,298,832)                                      65,851,088
Liabilities in Excess of Cash, Receivables and
Other Assets - (0.5)%                                     (318,573)
Net Assets - 100%                                 $     65,532,515


*    Non-income producing security.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   12,167,071
Gross unrealized depreciation .................          (614,814)
                                                   --------------
Net unrealized appreciation ...................    $   11,552,257
                                                   ==============
-----------------------------------------------------------------

------------------------------------------------------------------



...   The Guardian UBS VC Small Cap Value Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Common Stocks -- 96.4%
     Shares                                                 Value
------------------------------------------------------------------
Aerospace and Defense - 2.7%
         12,900   Esterline Technologies Corp. *  $        394,611
          5,600   Triumph Group, Inc. *                    189,448
                                                           584,059

Airlines - 1.9%
         25,500   Mesa Air Group, Inc. *                   130,050
         28,000   Pinnacle Airlines Corp. *                282,800
                                                           412,850

Auto Components - 1.2%
          9,000   American Axle & Mfg. Hldgs., Inc.        263,340

Biotechnology - 1.4%
         11,700   Alkermes, Inc. *                         135,018
          8,400   Ligand Pharmaceuticals, Inc. *            84,168
          5,900   Vicuron Phamaceuticals, Inc. *            86,612
                                                           305,798

Building Products - 0.4%
          7,400   Apogee Enterprises, Inc.                  95,682

Capital Markets - 1.4%
         21,100   Apollo Investment Corp.                  298,565

Chemicals - 0.9%
          5,700   Lubrizol Corp.                           197,220

Commercial Banks - 9.3%
          9,200   Boston Private Financial Hldgs.,
                  Inc.                                     229,632
         18,800   Colonial BancGroup, Inc.                 384,460
          8,000   Cullen/Frost Bankers, Inc.               371,760
          6,200   First BanCorp.                           299,460
          8,400   South Financial Group, Inc.              236,880
         11,300   Trustmark Corp.                          351,204
          4,710   Vineyard National Bancorp Co.            133,434
                                                         2,006,830

Commercial Services and Supplies - 5.5%
          8,600   Adesa, Inc. *                            141,298
         11,700   Jackson Hewitt Tax Svc., Inc.            236,691
          4,800   John H. Harland Co.                      150,480
         13,100   McGrath Rentcorp                         478,805
          7,600   Mobile Mini, Inc. *                      188,480
                                                         1,195,754

Communications Equipment - 2.0%
          7,700   Harris Corp.                             423,038

Computers and Peripherals - 0.3%
         23,700   Quantum Corp. *                           54,747

Electric Utilities - 1.7%
          2,900   Allete, Inc.                              94,250
         10,000   Hawaiian Electric Inds., Inc.            265,400
                                                           359,650

Electrical Equipment - 2.4%
         17,300   Regal-Beloit Corp.                       418,487
         10,100   Ultralife Batteries, Inc. *              102,717
                                                           521,204

Electronic Equipment and Instruments - 3.1%
         16,200   Methode Electronics, Inc.                207,198
         13,100   Newport Corp. *                          150,257
         14,400   Park Electrochemical Corp.               305,280
                                                           662,735

Energy Equipment and Services - 3.3%
         10,800   Oceaneering Int'l., Inc. *               397,872
          9,400   Offshore Logistics, Inc. *               323,548
                                                           721,420

Food Products - 1.2%
         14,200   Hain Celestial Group, Inc. *             251,056

Gas Utilities - 1.4%
          9,600   AGL Resources, Inc.                      295,392

Health Care Equipment and Supplies - 4.7%
         26,700   Candela Corp. *                          308,118
          6,400   Haemonetics Corp. *                      210,176
          6,300   ICU Medical, Inc. *                      164,052
          9,200   Mentor Corp.                             309,856
          7,100   Theragenics Corp. *                       25,915
                                                         1,018,117

Health Care Providers and Services - 4.4%
          5,800   LifePoint Hospitals, Inc. *              174,058
          6,000   Molina Healthcare, Inc. *                213,000
          4,500   RehabCare Group, Inc. *                  103,635
         14,150   Renal Care Group, Inc. *                 456,055
                                                           946,748

Hotels, Restaurants and Leisure - 2.0%
         14,600   Bally Total Fitness Hldg. Corp. *         53,144
         10,700   CBRL Group, Inc.                         386,056
                                                           439,200

Household Durables - 5.0%
         19,400   Department 56, Inc. *                    316,220
         13,200   Furniture Brands Int'l., Inc.            331,056
          6,300   Libbey, Inc.                             117,810
          3,400   Ryland Group, Inc.                       315,044
                                                         1,080,130

Information Technology Services - 1.1%
         15,400   Computer Task Group, Inc. *               47,894
         27,600   SM&A *                                   192,924
                                                           240,818

Insurance - 3.3%
          9,300   AmerUs Group Co.                         381,300
          4,500   Donegal Group, Inc.                       86,400
          6,500   Selective Insurance Group, Inc.          241,800
                                                           709,500

Internet Software and Services - 0.8%
         72,400   Tumbleweed Comm. Corp. *                 183,172

Machinery - 2.7%
         10,000   Gardner Denver, Inc. *                   275,700
          4,300   Harsco Corp.                             193,070
          3,100   Nordson Corp.                            106,423
                                                           575,193

Media - 2.5%
          5,300   ADVO, Inc.                               163,982
         13,800   Radio One, Inc. *                        196,374
         11,100   Saga Comm., Inc. *                       188,145
                                                           548,501

Metals and Mining - 1.7%
          7,100   Quanex Corp.                             364,088

Multi-Utilities and Unregulated Power - 3.0%
         12,000   Equitable Resources, Inc.                651,720

Oil and Gas - 1.5%
          9,200   Cimarex Energy Co. *                     321,448

Personal Products - 1.1%
         10,400   Nu Skin Enterprises, Inc.                244,504

Pharmaceuticals - 0.4%
          9,500   Advancis Pharmaceutical Corp. *           77,425

Real Estate - 5.1%
         10,707   Government Pptys. Trust, Inc.            101,716
          7,900   Innkeepers USA Trust                      98,276
          7,500   Parkway Pptys., Inc.                     348,375
          4,100   SL Green Realty Corp.                    212,421
         11,600   Thornburg Mortgage, Inc.                 336,516
                                                         1,097,304

Road and Rail - 3.7%
         10,250   Genesee & Wyoming, Inc. *                259,530
         11,500   Werner Enterprises, Inc.                 222,065
          6,700   Yellow Roadway Corp. *                   314,163
                                                           795,758

Semiconductors and Semiconductor Equipment - 0.6%
          7,300   Dupont Photomasks, Inc. *                124,392

Software - 1.6%
         15,000   Mentor Graphics Corp. *                  164,475
          7,400   Reynolds & Reynolds Co.                  182,558
                                                           347,033

Specialty Retail - 5.1%
         17,200   Hollywood Entertainment Corp. *          169,764
          8,200   Linens 'n Things, Inc. *                 189,994
         21,100   Party City Corp. *                       311,647
          8,950   Rent-A-Center, Inc. *                    231,447
          9,100   Sharper Image Corp. *                    195,195
                                                         1,098,047

Textiles, Apparel and Luxury Goods - 0.7%
          3,900   Kellwood Co.                             142,155

Thrifts and Mortgage Finance - 5.3%
          8,300   Accredited Home Lenders Hldg. Co. *      319,716
          5,300   Independence Community Bank Corp.        206,965
          5,800   IndyMac Bancorp, Inc.                    209,960
         26,200   Ocwen Financial Corp. *                  239,730
          7,700   Saxon Capital, Inc.                      165,550
                                                         1,141,921

Total Common Stocks
(Cost $18,490,296)                                $     20,796,514

Exchange-Traded Fund - 1.0%
          1,200   iShares Russell 2000
                  Value Index Fund
                  (Cost $193,740)                 $        206,028


Repurchase Agreement - 2.2%

Principal
Amount                                                      Value
------------------------------------------------------------------
$       468,000   State Street Bank and Trust Co.
                  repurchase agreement,
                  dated 9/30/2004, maturity
                  value $468,023 at
                  1.80%, due 10/1/2004 (1)
                  (Cost $468,000)                 $        468,000

Total Investments - 99.6%
(Cost $19,152,036)                                      21,470,542
Cash, Receivables and Other Assets
Less Liabilities - 0.4%                                     93,540
Net Assets - 100%                                 $     21,564,082


*    Non-income producing security.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $    3,281,548
Gross unrealized depreciation .................          (963,042)
                                                   --------------
Net unrealized appreciation ...................    $    2,318,506
                                                   ==============
-----------------------------------------------------------------

------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
         rule 30a-3(d) under the 1940 Act)   that occurred during the
         registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Variable Contract Funds, Inc





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Guardian Variable Contract Funds, Inc


Date:     November 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Guardian Variable Contract Funds, Inc


Date:    November 22, 2004





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           The Guardian Variable Contract Funds, Inc


Date:     November 22, 2004






1